Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.3%
Axon Enterprise, Inc.(1)	3,201	$ 502,557
Curtiss-Wright Corp.	1,965	272,487
HEICO Corp.	2,179	314,255
Hexcel Corp.(1)	3,684	190,831
		$ 1,280,130
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	6,343	$ 682,697
Expeditors International of Washington, Inc.	8,177	1,098,089
GXO Logistics, Inc.(1)	4,748	431,261
		$2,212,047
Airlines — 0.9%
Alaska Air Group, Inc.(1)	5,692	$296,553
American Airlines Group, Inc.(1)	31,114	558,807
Delta Air Lines, Inc.(1)	29,857	1,166,812
JetBlue Airways Corp.(1)	14,173	201,823
Southwest Airlines Co.(1)	26,427	1,132,133
		$3,356,128
Auto Components — 0.5%
Autoliv, Inc.	4,054	$419,224
BorgWarner, Inc.	11,522	519,297
Gentex Corp.	10,984	382,792
Lear Corp.	2,869	524,884
		$1,846,197
Automobiles — 0.1%
Harley-Davidson, Inc.	7,351	$277,059
Thor Industries, Inc.	2,406	249,671
		$526,730
Banks — 4.8%
Bank OZK	5,012	$233,208
BOK Financial Corp.	1,310	138,192
CIT Group, Inc.	4,278	219,633
Citizens Financial Group, Inc.	18,347	866,896
Comerica, Inc.	5,754	500,598
Commerce Bancshares, Inc.	5,254	361,160
Cullen/Frost Bankers, Inc.	2,588	326,269
East West Bancorp, Inc.	5,968	469,562
Fifth Third Bancorp	30,051	1,308,721
First Citizens Bancshares, Inc., Class A	285	236,504
First Financial Bankshares, Inc.	5,713	290,449
Security	Shares	Value
Banks (continued)
First Horizon Corp.	22,476	$ 367,033
First Republic Bank	7,454	1,539,326
Glacier Bancorp, Inc.	5,010	284,067
Huntington Bancshares, Inc.	63,707	982,362
KeyCorp	40,717	941,784
M&T Bank Corp.	5,636	865,577
PacWest Bancorp	4,974	224,676
People's United Financial, Inc.	18,700	333,234
Pinnacle Financial Partners, Inc.	3,115	297,482
Popular, Inc.	3,656	299,938
Prosperity Bancshares, Inc.	3,643	263,389
Regions Financial Corp.	42,721	931,318
Signature Bank	2,541	821,937
SouthState Corp.	3,013	241,371
Sterling Bancorp	8,561	220,788
SVB Financial Group(1)	2,467	1,673,218
Synovus Financial Corp.	6,645	318,096
UMB Financial Corp.	2,044	216,889
United Bankshares, Inc.	5,590	202,805
Valley National Bancorp	16,221	223,039
Webster Financial Corp.	3,984	222,467
Western Alliance Bancorp	4,618	497,128
Wintrust Financial Corp.	2,546	231,228
Zions Bancorp NA	6,849	432,583
		$17,582,927
Biotechnology — 2.8%
Allakos, Inc.(1)	1,282	$12,551
Alnylam Pharmaceuticals, Inc.(1)	5,298	898,435
Arrowhead Pharmaceuticals, Inc.(1)	4,125	273,487
Biogen, Inc.(1)	6,347	1,522,772
Biohaven Pharmaceutical Holding Co., Ltd.(1)	2,412	332,398
BioMarin Pharmaceutical, Inc.(1)	8,068	712,808
Blueprint Medicines Corp.(1)	2,553	273,452
Bridgebio Pharma, Inc.(1)(2)	4,427	73,842
Denali Therapeutics, Inc.(1)	3,481	155,253
Exact Sciences Corp.(1)	7,661	596,256
Exelixis, Inc.(1)	13,658	249,668
Halozyme Therapeutics, Inc.(1)	6,124	246,246
Horizon Therapeutics PLC(1)	10,124	1,090,962
Incyte Corp.(1)	8,514	624,928
Ionis Pharmaceuticals, Inc.(1)	6,665	202,816
Mirati Therapeutics, Inc.(1)	2,157	316,410
Natera, Inc.(1)	3,927	366,742
Neurocrine Biosciences, Inc.(1)	4,033	343,491
Sarepta Therapeutics, Inc.(1)	3,743	337,057
Seagen, Inc.(1)	6,016	930,074

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc.(1)	2,719	$ 228,641
United Therapeutics Corp.(1)	2,032	439,074
Vir Biotechnology, Inc.(1)	3,347	140,139
		$ 10,367,502
Building Products — 2.0%
Advanced Drainage Systems, Inc.	2,647	$ 360,336
Allegion PLC	4,450	589,358
Armstrong World Industries, Inc.	1,915	222,370
AZEK Co., Inc. (The)(1)	5,966	275,868
Carlisle Cos., Inc.	3,038	753,788
Carrier Global Corp.	35,053	1,901,275
Fortune Brands Home & Security, Inc.	5,515	589,553
Lennox International, Inc.	1,605	520,598
Masco Corp.	9,798	688,016
Owens Corning	6,592	596,576
Trex Co., Inc.(1)	4,526	611,146
UFP Industries, Inc.	2,293	210,979
Zurn Water Solutions Corp.	5,296	192,774
		$7,512,637
Capital Markets — 4.7%
Affiliated Managers Group, Inc.	1,763	$290,031
Ameriprise Financial, Inc.	4,870	1,469,084
Ares Management Corp., Class A	5,444	442,434
Cboe Global Markets, Inc.	4,566	595,406
Evercore, Inc., Class A	1,654	224,696
FactSet Research Systems, Inc.	1,842	895,230
Franklin Resources, Inc.	13,032	436,442
Hamilton Lane, Inc., Class A	1,885	195,324
Houlihan Lokey, Inc.	2,117	219,152
Interactive Brokers Group, Inc., Class A	4,083	324,272
Invesco, Ltd.	15,418	354,922
Jefferies Financial Group, Inc.	9,671	375,235
KKR & Co., Inc.	23,495	1,750,378
Lazard, Ltd., Class A	4,450	194,154
LPL Financial Holdings, Inc.	3,559	569,760
MarketAxess Holdings, Inc.	1,609	661,733
Morningstar, Inc.	1,290	441,167
MSCI, Inc.	3,234	1,981,439
Nasdaq, Inc.	5,146	1,080,711
Northern Trust Corp.	9,049	1,082,351
Raymond James Financial, Inc.	7,995	802,698
SEI Investments Co.	5,268	321,032
State Street Corp.	15,992	1,487,256
Stifel Financial Corp.	4,570	321,819
Security	Shares	Value
Capital Markets (continued)
Tradeweb Markets, Inc., Class A	4,684	$ 469,056
Virtu Financial, Inc., Class A	5,167	148,965
		$ 17,134,747
Chemicals — 1.6%
Ashland Global Holdings, Inc.	2,568	$ 276,471
Avient Corp.	4,446	248,754
Axalta Coating Systems, Ltd.(1)	11,049	365,943
Celanese Corp.	5,358	900,465
Eastman Chemical Co.	6,455	780,474
FMC Corp.	6,031	662,746
Huntsman Corp.	9,818	342,452
International Flavors & Fragrances, Inc.	10,721	1,615,119
Mosaic Co. (The)	18,148	713,035
		$5,905,459
Commercial Services & Supplies — 1.6%
ADT, Inc.	6,957	$58,508
Cintas Corp.	3,583	1,587,878
Clean Harbors, Inc.(1)	3,459	345,105
Copart, Inc.(1)	8,571	1,299,535
IAA, Inc.(1)	5,327	269,653
MSA Safety, Inc.	1,856	280,182
Republic Services, Inc.	9,331	1,301,208
Stericycle, Inc.(1)	6,027	359,450
Tetra Tech, Inc.	3,245	551,001
		$6,052,520
Communications Equipment — 1.5%
Arista Networks, Inc.(1)	10,723	$1,541,431
Ciena Corp.(1)	6,908	531,709
F5, Inc.(1)	2,822	690,571
Juniper Networks, Inc.	14,793	528,258
Lumentum Holdings, Inc.(1)	3,088	326,618
Motorola Solutions, Inc.	6,934	1,883,968
		$5,502,555
Construction & Engineering — 0.7%
AECOM(1)	9,016	$697,388
EMCOR Group, Inc.	3,446	438,986
MasTec, Inc.(1)	3,501	323,072
Quanta Services, Inc.	7,360	843,897
Valmont Industries, Inc.	1,002	251,001
		$2,554,344

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	2,880	$ 1,268,698
Vulcan Materials Co.	6,054	1,256,689
		$ 2,525,387
Consumer Finance — 1.1%
Ally Financial, Inc.	15,840	$ 754,142
Credit Acceptance Corp.(1)	377	259,255
Discover Financial Services	12,897	1,490,377
OneMain Holdings, Inc.	4,753	237,840
Santander Consumer USA Holdings, Inc.	2,536	106,563
SLM Corp.	11,897	234,014
Synchrony Financial	24,019	1,114,242
		$4,196,433
Containers & Packaging — 1.5%
AptarGroup, Inc.	3,137	$384,220
Avery Dennison Corp.	3,902	845,056
Ball Corp.	14,351	1,381,571
Berry Global Group, Inc.(1)	6,350	468,503
Crown Holdings, Inc.	6,055	669,804
Graphic Packaging Holding Co.	14,329	279,416
Packaging Corp. of America	4,420	601,783
Silgan Holdings, Inc.	4,417	189,224
Sonoco Products Co.	4,767	275,962
WestRock Co.	13,015	577,345
		$5,672,884
Distributors — 0.6%
Genuine Parts Co.	5,569	$780,774
LKQ Corp.	11,712	703,071
Pool Corp.	1,588	898,808
		$2,382,653
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	2,557	$321,875
Chegg, Inc.(1)	7,003	214,992
Service Corp. International	8,617	611,721
Terminix Global Holdings, Inc.(1)	6,110	276,355
		$1,424,943
Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	17,218	$564,578
Voya Financial, Inc.	4,730	313,647
		$878,225
Security	Shares	Value
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc.(1)	5,589	$ 230,770
Lumen Technologies, Inc.	45,540	571,527
		$ 802,297
Electric Utilities — 1.2%
Alliant Energy Corp.	13,514	$ 830,706
Avangrid, Inc.	4,642	231,543
Eversource Energy	15,299	1,391,903
Hawaiian Electric Industries, Inc.	6,663	276,514
Xcel Energy, Inc.	23,364	1,581,743
		$4,312,409
Electrical Equipment — 1.9%
Acuity Brands, Inc.	1,599	$338,540
AMETEK, Inc.	10,092	1,483,928
Generac Holdings, Inc.(1)	2,768	974,115
Hubbell, Inc.	2,595	540,461
nVent Electric PLC	8,430	320,340
Regal Rexnord Corp.	3,329	566,529
Rockwell Automation, Inc.	4,834	1,686,341
Sensata Technologies Holding PLC(1)	7,863	485,068
Sunrun, Inc.(1)	10,136	347,665
Vertiv Holdings Co.	15,063	376,123
		$7,119,110
Electronic Equipment, Instruments & Components — 3.1%
Amphenol Corp., Class A	24,248	$2,120,730
Arrow Electronics, Inc.(1)	2,916	391,531
Coherent, Inc.(1)	1,106	294,793
Corning, Inc.	34,484	1,283,839
II-VI, Inc.(1)(2)	4,871	332,835
IPG Photonics Corp.(1)	1,651	284,203
Jabil, Inc.	6,083	427,939
Keysight Technologies, Inc.(1)	7,782	1,607,061
Littelfuse, Inc.	1,225	385,483
National Instruments Corp.	6,350	277,305
Novanta, Inc.(1)	1,708	301,172
TD SYNNEX Corp.	1,616	184,806
Teledyne Technologies, Inc.(1)	2,209	965,090
Trimble, Inc.(1)	11,847	1,032,940
Zebra Technologies Corp., Class A(1)	2,295	1,365,984
		$11,255,711
Energy Equipment & Services — 0.3%
Baker Hughes Co.	40,410	$972,265
		$972,265

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A(1)	25,703	$ 699,122
Electronic Arts, Inc.	11,534	1,521,335
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,024	60,764
Live Nation Entertainment, Inc.(1)	6,941	830,768
Take-Two Interactive Software, Inc.(1)	4,814	855,544
Warner Music Group Corp., Class A	5,453	235,460
Zynga, Inc., Class A(1)	49,282	315,405
		$ 4,518,398
Food & Staples Retailing — 0.8%
Albertsons Cos., Inc., Class A	3,076	$92,864
BJ's Wholesale Club Holdings, Inc.(1)	5,427	363,446
Casey's General Stores, Inc.	1,775	350,296
Kroger Co. (The)	32,372	1,465,157
Performance Food Group Co.(1)	7,140	327,655
US Foods Holding Corp.(1)	10,308	359,028
		$2,958,446
Food Products — 2.8%
Beyond Meat, Inc.(1)(2)	2,423	$157,883
Bunge, Ltd.	6,681	623,738
Campbell Soup Co.	9,182	399,050
Conagra Brands, Inc.	22,286	761,067
Darling Ingredients, Inc.(1)	7,426	514,547
Flowers Foods, Inc.	9,698	266,404
Freshpet, Inc.(1)	1,920	182,918
General Mills, Inc.	25,591	1,724,322
Hershey Co. (The)	6,551	1,267,422
Hormel Foods Corp.	13,323	650,296
Ingredion, Inc.	3,061	295,815
JM Smucker Co. (The)	5,104	693,225
Kellogg Co.	12,060	776,905
Lamb Weston Holdings, Inc.	6,861	434,850
Lancaster Colony Corp.	820	135,792
McCormick & Co., Inc.	12,147	1,173,522
Post Holdings, Inc.(1)	2,599	292,985
		$10,350,741
Health Care Equipment & Supplies — 3.8%
ABIOMED, Inc.(1)	1,977	$710,079
Cooper Cos., Inc. (The)	2,192	918,316
DENTSPLY SIRONA, Inc.	9,784	545,849
DexCom, Inc.(1)	3,809	2,045,243
Envista Holdings Corp.(1)	6,950	313,167
Globus Medical, Inc., Class A(1)	3,583	258,693
Hologic, Inc.(1)	11,238	860,381
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Insulet Corp.(1)	3,146	$ 837,056
Integra LifeSciences Holdings Corp.(1)	3,311	221,804
Masimo Corp.(1)	2,323	680,128
Neogen Corp.(1)	4,926	223,690
Nevro Corp.(1)	1,307	105,959
Novocure, Ltd.(1)	4,154	311,882
Penumbra, Inc.(1)	1,642	471,779
Quidel Corp.(1)	1,502	202,755
ResMed, Inc.	6,073	1,581,895
STAAR Surgical Co.(1)	1,913	174,657
STERIS PLC	4,460	1,085,609
Tandem Diabetes Care, Inc.(1)	2,773	417,392
Teleflex, Inc.	2,151	706,560
Zimmer Biomet Holdings, Inc.	9,237	1,173,469
		$13,846,363
Health Care Providers & Services — 1.7%
Amedisys, Inc.(1)	1,464	$236,992
Chemed Corp.	664	351,282
DaVita, Inc.(1)	3,182	361,984
Encompass Health Corp.	4,199	274,027
Guardant Health, Inc.(1)	4,283	428,386
HealthEquity, Inc.(1)	3,353	148,337
Henry Schein, Inc.(1)	6,362	493,246
Laboratory Corp. of America Holdings(1)	4,311	1,354,559
LHC Group, Inc.(1)	1,277	175,243
Molina Healthcare, Inc.(1)	2,570	817,466
Progyny, Inc.(1)	3,057	153,920
Quest Diagnostics, Inc.	5,579	965,223
R1 RCM, Inc.(1)	7,642	194,794
Select Medical Holdings Corp.	4,484	131,830
		$6,087,289
Health Care Technology — 0.7%
Cerner Corp.	13,313	$1,236,378
Change Healthcare, Inc.(1)	11,038	235,992
GoodRx Holdings, Inc., Class A(1)(2)	2,667	87,158
Omnicell, Inc.(1)	1,872	337,784
Teladoc Health, Inc.(1)(2)	6,741	618,959
		$2,516,271
Hotels, Restaurants & Leisure — 3.6%
Aramark	12,406	$457,161
Chipotle Mexican Grill, Inc.(1)	1,155	2,019,229
Choice Hotels International, Inc.	1,807	281,874
Darden Restaurants, Inc.	6,161	928,093

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc.	1,688	$ 952,589
Expedia Group, Inc.(1)	6,635	1,199,077
Hilton Worldwide Holdings, Inc.(1)	11,609	1,810,888
Hyatt Hotels Corp., Class A(1)	2,710	259,889
Marriott Vacations Worldwide Corp.	2,029	342,860
Planet Fitness, Inc., Class A(1)	4,569	413,860
Royal Caribbean Cruises, Ltd.(1)	10,745	826,290
Texas Roadhouse, Inc.	3,284	293,196
Travel + Leisure Co.	4,604	254,463
Vail Resorts, Inc.	2,109	691,541
Wendy's Co. (The)	7,726	184,265
Wyndham Hotels & Resorts, Inc.	4,890	438,389
Yum! Brands, Inc.	12,601	1,749,775
		$13,103,439
Household Durables — 2.2%
D.R. Horton, Inc.	13,947	$1,512,552
Helen of Troy, Ltd.(1)	987	241,292
Leggett & Platt, Inc.	5,083	209,216
Lennar Corp., Class A	12,261	1,424,238
Mohawk Industries, Inc.(1)	2,324	423,386
Newell Brands, Inc.	15,433	337,057
NVR, Inc.(1)	168	992,690
PulteGroup, Inc.	14,298	817,274
Tempur Sealy International, Inc.	7,387	347,411
Toll Brothers, Inc.	7,602	550,309
TopBuild Corp.(1)	2,168	598,173
Whirlpool Corp.	2,469	579,375
		$8,032,973
Household Products — 0.5%
Church & Dwight Co., Inc.	10,108	$1,036,070
Clorox Co. (The)	4,872	849,482
Reynolds Consumer Products, Inc.	1,653	51,904
		$1,937,456
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	35,465	$861,799
Brookfield Renewable Corp., Class A	11,449	421,667
Clearway Energy, Inc., Class C	4,963	178,817
		$1,462,283
Insurance — 3.5%
Aflac, Inc.	26,009	$1,518,666
Alleghany Corp.(1)	569	379,859
American Financial Group, Inc.	3,028	415,805
Security	Shares	Value
Insurance (continued)
Arch Capital Group, Ltd.(1)	16,236	$ 721,690
Assurant, Inc.	2,420	377,181
Brown & Brown, Inc.	12,643	888,550
Enstar Group, Ltd.(1)	582	144,097
Erie Indemnity Co., Class A	1,052	202,678
Everest Re Group, Ltd.	1,720	471,142
First American Financial Corp.	4,789	374,644
Globe Life, Inc.	4,426	414,805
Hanover Insurance Group, Inc. (The)	1,513	198,294
Hartford Financial Services Group, Inc. (The)	14,785	1,020,756
Kemper Corp.	2,727	160,320
Lincoln National Corp.	7,585	517,752
Primerica, Inc.	1,823	279,411
Principal Financial Group, Inc.	11,727	848,214
Reinsurance Group of America, Inc.	3,081	337,339
RenaissanceRe Holdings, Ltd.	2,052	347,465
RLI Corp.	1,799	201,668
Travelers Cos., Inc. (The)	10,554	1,650,962
Unum Group	9,643	236,929
Willis Towers Watson PLC	5,319	1,263,209
		$12,971,436
Interactive Media & Services — 0.8%
Angi, Inc.(1)	2,036	$18,752
IAC/InterActiveCorp.(1)	3,673	480,098
Match Group, Inc.(1)	11,640	1,539,390
TripAdvisor, Inc.(1)	4,061	110,703
Ziff Davis, Inc.(1)	2,292	254,091
ZoomInfo Technologies, Inc., Class A(1)	8,257	530,099
		$2,933,133
Internet & Direct Marketing Retail — 0.5%
Chewy, Inc., Class A(1)(2)	3,238	$190,945
Etsy, Inc.(1)	5,147	1,126,884
Qurate Retail, Inc., Series A	13,418	101,977
Stitch Fix, Inc., Class A(1)	2,774	52,484
Wayfair, Inc., Class A(1)(2)	2,828	537,235
		$2,009,525
IT Services — 4.0%
Akamai Technologies, Inc.(1)	7,442	$871,012
Alliance Data Systems Corp.	2,299	153,044
Amdocs, Ltd.	5,820	435,569
Broadridge Financial Solutions, Inc.	5,370	981,743
Cognizant Technology Solutions Corp., Class A	21,675	1,923,006
Concentrix Corp.	1,923	343,486

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
DXC Technology Co.(1)	11,935	$ 384,188
EPAM Systems, Inc.(1)	2,393	1,599,601
Euronet Worldwide, Inc.(1)	2,341	278,977
Fastly, Inc., Class A(1)(2)	4,754	168,529
Gartner, Inc.(1)	3,687	1,232,638
Genpact, Ltd.	7,594	403,089
Jack Henry & Associates, Inc.	3,279	547,560
MAXIMUS, Inc.	3,234	257,653
Okta, Inc.(1)	6,189	1,387,388
Paychex, Inc.	13,684	1,867,866
Switch, Inc., Class A	8,193	234,648
TTEC Holdings, Inc.	974	88,196
VeriSign, Inc.(1)	4,501	1,142,444
WEX, Inc.(1)	2,052	288,080
		$14,588,717
Leisure Products — 0.4%
Brunswick Corp.	3,748	$377,536
Callaway Golf Co.(1)	4,124	113,162
Hasbro, Inc.	5,224	531,699
Mattel, Inc.(1)	13,352	287,869
YETI Holdings, Inc.(1)	3,325	275,410
		$1,585,676
Life Sciences Tools & Services — 3.1%
10X Genomics, Inc., Class A(1)	3,572	$532,085
Adaptive Biotechnologies Corp.(1)	5,062	142,040
Avantor, Inc.(1)	24,956	1,051,646
Bio-Rad Laboratories, Inc., Class A(1)	949	717,036
Bio-Techne Corp.	1,741	900,689
Bruker Corp.	4,488	376,588
Charles River Laboratories International, Inc.(1)	2,225	838,335
Medpace Holdings, Inc.(1)	1,336	290,767
Mettler-Toledo International, Inc.(1)	976	1,656,477
NeoGenomics, Inc.(1)	4,909	167,495
PerkinElmer, Inc.	4,995	1,004,295
Repligen Corp.(1)	2,280	603,835
Syneos Health, Inc.(1)	4,750	487,730
Waters Corp.(1)	2,712	1,010,491
West Pharmaceutical Services, Inc.	3,188	1,495,204
		$11,274,713
Machinery — 6.0%
AGCO Corp.	2,998	$347,828
Chart Industries, Inc.(1)	1,834	292,505
CNH Industrial NV(2)	47,599	924,849
Security	Shares	Value
Machinery (continued)
Colfax Corp.(1)	6,460	$ 296,966
Crane Co.	2,570	261,446
Cummins, Inc.	6,101	1,330,872
Donaldson Co., Inc.	5,631	333,693
Dover Corp.	6,754	1,226,526
Flowserve Corp.	6,499	198,869
Fortive Corp.	15,844	1,208,739
Gates Industrial Corp. PLC(1)	4,923	78,325
Graco, Inc.	8,129	655,360
IDEX Corp.	3,667	866,585
Ingersoll Rand, Inc.	19,148	1,184,687
ITT, Inc.	4,285	437,884
John Bean Technologies Corp.	1,535	235,715
Lincoln Electric Holdings, Inc.	2,674	372,943
Middleby Corp. (The)(1)	2,500	491,900
Nordson Corp.	2,546	649,917
Oshkosh Corp.	3,068	345,794
Otis Worldwide Corp.	18,302	1,593,555
PACCAR, Inc.	15,078	1,330,784
Parker-Hannifin Corp.	5,347	1,700,988
Pentair PLC	7,919	578,325
RBC Bearings, Inc.(1)	1,416	285,990
Snap-on, Inc.	2,090	450,144
Stanley Black & Decker, Inc.	7,249	1,367,306
Timken Co. (The)	3,125	216,531
Toro Co. (The)	4,970	496,553
Watts Water Technologies, Inc., Class A	1,288	250,091
Westinghouse Air Brake Technologies Corp.	8,844	814,621
Woodward, Inc.	3,006	329,037
Xylem, Inc.	8,578	1,028,674
		$22,184,002
Media — 1.4%
Altice USA, Inc., Class A(1)	9,628	$155,781
Cable One, Inc.	226	398,540
Discovery, Inc., Class A(1)	8,473	199,455
Interpublic Group of Cos., Inc. (The)	21,142	791,768
Liberty Broadband Corp., Class C(1)	7,483	1,205,511
Loyalty Ventures, Inc.(1)	919	27,634
New York Times Co. (The), Class A	8,300	400,890
Omnicom Group, Inc.	10,879	797,104
Sirius XM Holdings, Inc.(2)	45,598	289,547
ViacomCBS, Inc., Class B	29,026	876,005
		$5,142,235

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining — 0.8%
Nucor Corp.	12,659	$ 1,445,025
Reliance Steel & Aluminum Co.	3,959	642,229
Steel Dynamics, Inc.	11,244	697,915
		$ 2,785,169
Multiline Retail — 0.2%
Kohl's Corp.	6,145	$ 303,501
Macy's, Inc.	11,982	313,689
Nordstrom, Inc.(1)	4,350	98,397
Ollie's Bargain Outlet Holdings, Inc.(1)(2)	2,393	122,498
		$838,085
Multi-Utilities — 0.9%
Ameren Corp.	12,465	$1,109,510
CMS Energy Corp.	14,509	943,810
Consolidated Edison, Inc.	15,823	1,350,018
		$3,403,338
Oil, Gas & Consumable Fuels — 0.0%(3)
New Fortress Energy, Inc.(2)	5,718	$138,033
		$138,033
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3,469	$271,796
		$271,796
Personal Products — 0.0%(3)
Coty, Inc., Class A(1)	12,616	$132,468
		$132,468
Pharmaceuticals — 0.8%
Catalent, Inc.(1)	7,509	$961,377
Elanco Animal Health, Inc.(1)	20,784	589,850
Jazz Pharmaceuticals PLC(1)	2,810	357,994
Perrigo Co. PLC	6,054	235,501
Reata Pharmaceuticals, Inc., Class A(1)(2)	1,449	38,210
Royalty Pharma PLC, Class A	15,534	619,030
		$2,801,962
Professional Services — 2.1%
ASGN, Inc.(1)	2,798	$345,273
Booz Allen Hamilton Holding Corp.	6,951	589,375
CoStar Group, Inc.(1)	17,390	1,374,332
Dun & Bradstreet Holdings, Inc.(1)	6,756	138,430
Exponent, Inc.	2,679	312,720
FTI Consulting, Inc.(1)	1,821	279,378
Security	Shares	Value
Professional Services (continued)
ManpowerGroup, Inc.	2,905	$ 282,744
Nielsen Holdings PLC	18,646	382,430
Robert Half International, Inc.	5,696	635,218
Science Applications International Corp.	2,387	199,529
TransUnion	9,254	1,097,339
TriNet Group, Inc.(1)	2,220	211,477
Upwork, Inc.(1)	5,880	200,861
Verisk Analytics, Inc.	6,880	1,573,662
		$7,622,768
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A(1)	14,422	$1,564,931
eXp World Holdings, Inc.(2)	4,029	135,737
Howard Hughes Corp. (The)(1)	2,837	288,750
Jones Lang LaSalle, Inc.(1)	2,955	795,900
Redfin Corp.(1)(2)	6,208	238,325
Zillow Group, Inc., Class C(1)(2)	7,699	491,581
		$3,515,224
Road & Rail — 1.2%
Avis Budget Group, Inc.(1)	2,394	$496,444
J.B. Hunt Transport Services, Inc.	4,083	834,565
Knight-Swift Transportation Holdings, Inc.	7,619	464,302
Landstar System, Inc.	1,731	309,883
Old Dominion Freight Line, Inc.	4,389	1,572,930
Saia, Inc.(1)	1,222	411,851
XPO Logistics, Inc.(1)	4,657	360,591
		$4,450,566
Semiconductors & Semiconductor Equipment — 4.5%
Allegro MicroSystems, Inc.(1)	2,487	$89,980
Amkor Technology, Inc.	4,426	109,721
Azenta, Inc.	3,258	335,932
Enphase Energy, Inc.(1)	5,584	1,021,537
Entegris, Inc.	6,189	857,672
First Solar, Inc.(1)	4,547	396,317
Lattice Semiconductor Corp.(1)	6,251	481,702
Marvell Technology, Inc.	32,406	2,835,201
MKS Instruments, Inc.	2,708	471,652
Monolithic Power Systems, Inc.	1,988	980,740
ON Semiconductor Corp.(1)	19,522	1,325,934
Power Integrations, Inc.	2,535	235,476
Qorvo, Inc.(1)	5,049	789,613
Silicon Laboratories, Inc.(1)	1,866	385,180
Skyworks Solutions, Inc.	7,472	1,159,206
SolarEdge Technologies, Inc.(1)	2,526	708,720

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	7,561	$ 1,236,450
Universal Display Corp.	2,046	337,651
Wolfspeed, Inc.(1)	5,085	568,350
Xilinx, Inc.	9,870	2,092,736
		$ 16,419,770
Software — 8.7%
Altair Engineering, Inc., Class A(1)	2,476	$ 191,444
Alteryx, Inc., Class A(1)	2,485	150,343
Anaplan, Inc.(1)	5,859	268,635
ANSYS, Inc.(1)	3,782	1,517,036
Appfolio, Inc., Class A(1)	960	116,218
Appian Corp.(1)	1,633	106,488
Aspen Technology, Inc.(1)	3,046	463,601
Avalara, Inc.(1)	3,998	516,182
Bill.com Holdings, Inc.(1)	4,243	1,057,143
Black Knight, Inc.(1)	6,793	563,072
Blackline, Inc.(1)	2,542	263,199
Cadence Design Systems, Inc.(1)	11,125	2,073,144
CDK Global, Inc.	5,617	234,454
Citrix Systems, Inc.	5,581	527,907
Consensus Cloud Solutions, Inc.(1)	649	37,558
Coupa Software, Inc.(1)	3,418	540,215
DocuSign, Inc.(1)	7,901	1,203,401
Dolby Laboratories, Inc., Class A	3,088	294,039
Dropbox, Inc., Class A(1)	13,991	343,339
Duck Creek Technologies, Inc.(1)	2,883	86,807
Dynatrace, Inc.(1)	8,464	510,802
Elastic NV(1)	3,377	415,675
Fair Isaac Corp.(1)	1,386	601,067
Five9, Inc.(1)	3,193	438,463
Guidewire Software, Inc.(1)	3,780	429,143
HubSpot, Inc.(1)	1,929	1,271,500
Manhattan Associates, Inc.(1)	2,839	441,436
McAfee Corp., Class A	3,559	91,787
MicroStrategy, Inc., Class A(1)(2)	405	220,518
nCino, Inc.(1)	2,636	144,611
NCR Corp.(1)	5,645	226,929
NortonLifeLock, Inc.	25,744	668,829
Nuance Communications, Inc.(1)	12,726	704,002
Nutanix, Inc., Class A(1)	9,738	310,253
Palo Alto Networks, Inc.(1)	3,875	2,157,445
Paycom Software, Inc.(1)	2,322	964,071
Paylocity Holding Corp.(1)	1,739	410,682
Pegasystems, Inc.	1,802	201,500
PTC, Inc.(1)	4,673	566,134
Q2 Holdings, Inc.(1)	2,490	197,806
Security	Shares	Value
Software (continued)
Rapid7, Inc.(1)	2,532	$ 297,991
RingCentral, Inc., Class A(1)	3,651	684,015
Smartsheet, Inc., Class A(1)	5,460	422,877
Splunk, Inc.(1)	7,231	836,771
SS&C Technologies Holdings, Inc.	9,925	813,652
Synopsys, Inc.(1)	6,113	2,252,640
Teradata Corp.(1)	4,526	192,219
Trade Desk, Inc. (The), Class A(1)	17,992	1,648,787
Tyler Technologies, Inc.(1)	1,839	989,290
Varonis Systems, Inc.(1)	5,049	246,290
Workiva, Inc.(1)	1,960	255,760
Zendesk, Inc.(1)	5,372	560,246
Zscaler, Inc.(1)	3,579	1,150,040
		$31,877,456
Specialty Retail — 3.7%
Advance Auto Parts, Inc.	2,504	$600,659
American Eagle Outfitters, Inc.(2)	6,855	173,569
AutoNation, Inc.(1)	1,935	226,105
AutoZone, Inc.(1)	856	1,794,510
Bath & Body Works, Inc.	10,682	745,497
Bed Bath & Beyond, Inc.(1)	3,574	52,109
Best Buy Co., Inc.	8,763	890,321
Burlington Stores, Inc.(1)	2,673	779,206
CarMax, Inc.(1)	6,689	871,108
Dick's Sporting Goods, Inc.(2)	2,313	265,972
Five Below, Inc.(1)	2,303	476,468
Floor & Decor Holdings, Inc., Class A(1)	4,271	555,273
Foot Locker, Inc.	3,280	143,106
GameStop Corp., Class A(1)(2)	2,552	378,691
Gap, Inc. (The)	9,385	165,645
Leslie's, Inc.(1)	5,618	132,922
Lithia Motors, Inc., Class A	1,236	367,030
O'Reilly Automotive, Inc.(1)	2,683	1,894,815
Penske Automotive Group, Inc.	1,372	147,106
RH(1)	706	378,374
Tractor Supply Co.	4,628	1,104,241
Ulta Beauty, Inc.(1)	2,198	906,323
Victoria's Secret & Co.(1)	3,450	191,613
Vroom, Inc.(1)(2)	4,623	49,882
Williams-Sonoma, Inc.	2,963	501,132
		$13,791,677
Technology Hardware, Storage & Peripherals — 1.7%
Hewlett Packard Enterprise Co.	59,368	$936,233
HP, Inc.	48,508	1,827,296

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	9,966	$ 916,772
Pure Storage, Inc., Class A(1)	11,965	389,461
Seagate Technology Holdings PLC	10,063	1,136,918
Western Digital Corp.(1)	13,732	895,464
Xerox Holdings Corp.	7,440	168,442
		$ 6,270,586
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings, Ltd.(1)	5,990	$ 388,811
Columbia Sportswear Co.	1,403	136,708
Crocs, Inc.(1)	2,343	300,420
Deckers Outdoor Corp.(1)	1,083	396,714
Hanesbrands, Inc.	14,061	235,100
Levi Strauss & Co., Class A	3,630	90,859
PVH Corp.	2,928	312,271
Ralph Lauren Corp.	1,961	233,084
Skechers USA, Inc., Class A(1)	5,125	222,425
Tapestry, Inc.	11,018	447,331
Under Armour, Inc., Class A(1)	8,054	170,664
VF Corp.	12,933	946,954
		$3,881,341
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	4,682	$213,171
MGIC Investment Corp.	13,288	191,613
New York Community Bancorp, Inc.	21,292	259,975
TFS Financial Corp.	2,718	48,571
		$713,330
Trading Companies & Distributors — 1.3%
Air Lease Corp.	4,829	$213,587
Fastenal Co.	23,075	1,478,184
MSC Industrial Direct Co., Inc., Class A	2,214	186,109
SiteOne Landscape Supply, Inc.(1)	1,846	447,249
United Rentals, Inc.(1)	3,267	1,085,591
Univar Solutions, Inc.(1)	8,467	240,039
W.W. Grainger, Inc.	1,891	979,992
WESCO International, Inc.(1)	1,850	243,442
		$4,874,193
Water Utilities — 0.6%
American Water Works Co., Inc.	7,945	$1,500,493
Security	Shares	Value
Water Utilities (continued)
Essential Utilities, Inc.	13,849	$ 743,553
		$ 2,244,046
Total Common Stocks (identified cost $294,749,690)		$366,911,144

Short-Term Investments — 1.3%
Affiliated Fund — 1.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(4)	3,590,981	$ 3,590,981
Total Affiliated Fund (identified cost $3,590,981)		$ 3,590,981
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(5)	1,219,519	$ 1,219,519
Total Securities Lending Collateral (identified cost $1,219,519)		$ 1,219,519
Total Short-Term Investments (identified cost $4,810,500)		$ 4,810,500
Total Investments — 100.9% (identified cost $299,560,190)		$371,721,644
Other Assets, Less Liabilities — (0.9)%		$ (3,401,721)
Net Assets — 100.0%		$368,319,923

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $5,094,351 and the total market value of the collateral received by the Fund was $5,360,989, comprised of cash of $1,219,519 and U.S. government and/or agencies securities of $4,141,470.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

At December 31, 2021, the value of the Fund’s investment in affiliated funds was $3,590,981, which represents 1.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$410,422	$29,754,804	$(26,573,550)	$(654)	$(41)	$3,590,981	$188	3,590,981
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$366,911,144(1)	$ —	$ —	$366,911,144
Short-Term Investments:
Affiliated Fund	—	3,590,981	—	3,590,981
Securities Lending Collateral	1,219,519	—	—	1,219,519
Total Investments	$368,130,663	$3,590,981	$ —	$371,721,644

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.